Cover Page	Apr. 09, 2024
Document and Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001811063
Document Type	8-K/A
Document Period End Date	Apr. 09, 2024
Entity Registrant Name	Nuvation Bio Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39351
Entity Tax Identification Number	85-0862255
Entity Address, Address Line One	1500 Broadway
Entity Address, Address Line Two	Suite 1401
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(332)
Local Phone Number	208-6102
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Introductory Note This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) includes an additional Item 8.01 and amends Item 9.01 of the Current Report on Form 8-K filed by Nuvation Bio Inc. (the “Company”) on April 10, 2024 (the “Original Report”), in which the Company reported, among other events, the completion of the acquisition of AnHeart. This Amendment No. 1 (i) includes an updated description of the Company’s business reflecting this acquisition and (ii) amends the financial statements provided under Items 9.01(a) and 9.01(b) in the Original Report to include (a) the audited consolidated financial statements of AnHeart for the years ended December 31, 2023 and 2022, (b) the unaudited condensed consolidated financial statements of AnHeart for the quarterly periods ended March 31, 2024 and 2023 and (c) the unaudited pro forma condensed combined financial information of the Company as of and for the year ended December 31, 2023 and the quarterly period ended March 31, 2024 . This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company subsequent to the filing date of the Original Report. Capitalized terms used but not defined herein have the meanings given in the Original Report.
Common Stock [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	NUVB
Security Exchange Name	NYSE
Warrant [Member]
Document and Entity Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	NUVB.WS
Security Exchange Name	NYSE